Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 743,772,000	$ 664,996,000
Unapplied cash and receivable credits	411,495,000	395,817,000
Accrued settlement	280,000,000	280,000,000
Accrued insurance	263,484,000	225,845,000
Accrued Operating Expenses	190,364,000	236,286,000
Accrued Leases	122,402,000	105,469,000
Interest Accrual	113,571,000	121,348,000
Witholding tax and VAT	93,777,000	84,918,000
Accrued variable payments acquisition	82,559,000	52,370,000
Derivative financial instruments	26,897,000	11,614,000
Other	324,864,000	324,474,000
Total accrued expenses and other current liabilities	$ 2,653,185,000	$ 2,503,137,000